Revenue (Details) - Allrites Holdings Pte Ltd And Subsidiaries [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total	$ 895,524	$ 1,441,933	$ 2,902,759	$ 2,527,717
Subscription Revenues [Member]
Disaggregation of Revenue [Line Items]
Total	870,672	1,437,065	2,807,442	2,522,489
One Off Contracts Revenue [Member]
Disaggregation of Revenue [Line Items]
Total	$ 24,852	$ 4,868	95,317
Storage and delivery revenue [Member]
Disaggregation of Revenue [Line Items]
Total				$ 5,228